GENERAL	12 Months Ended
Dec. 31, 2025
General
GENERAL

1 GENERAL

On March 9, 2018, CytoMed Therapeutics Limited (the former name: CytoMed Therapeutics Pte. Ltd.) (the “Company”) was incorporated and domiciled in the Republic of Singapore. The address of its registered office is at 1 Commonwealth Lane, #08-22, Singapore 149544. The Company is headquartered in Singapore and conducts its operations domestically and in Malaysia. On January 19, 2023, the Company had converted to a public limited company and the name of the Company has changed from “CytoMed Therapeutics Pte. Ltd.” to “CytoMed Therapeutics Limited” and that the name “CytoMed Therapeutics Limited” has substituted for “CytoMed Therapeutics Pte. Ltd.” wherever “CytoMed Therapeutics Pte. Ltd.” appears in the Constitution of the Company.

The Company’s immediate and ultimate holding corporation is Glorious Finance Limited, incorporated in the British Virgin Islands.

The principal activities of the Company are to carry on the business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy. The Company operates primarily through its wholly owned subsidiary, CytoMed Therapeutics (Malaysia) Sdn. Bhd., which is incorporated and domiciled in Malaysia. This subsidiary focuses on manufacturing innate immune cell-based immunotherapy and pluripotent stem cell-based therapy, providing consultancy services, and conducting research and development in immune cell and stem cell-based therapies to advance cellular immunotherapy for cancer treatment. Additionally, the Company is involved in cord blood banking and cord blood-derived cell therapy through its subsidiary, IPSC Depository Sdn. Bhd.

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2024	2025
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

LongevityBank Pte Ltd	Stem cell and immune cell banking	Singapore	90	77+

Held by LongevityBank Pte Ltd

IPSC Depository Sdn Bhd	Processing and banking of cells including cord blood stem cells and development on cell-based therapy	Malaysia	90	77+

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	73+

+ Rounded to the nearest whole %

The principal activities of the associate are disclosed in Note 6 to the consolidated financial statements.

On August 22, 2025, the Company transferred its entire equity interest in Puricell Lab Pte Ltd (“Puricell Lab”) to its subsidiary, LongevityBank Pte Ltd (“LongevityBank”) for a nominal cash consideration of S$1. As a result, the effective equity interest held in Puricell Lab diluted from 95% to 86%.

On December 26, 2025, the Company injected additional capital to its subsidiary, CytoMed Therapeutics (Malaysia) Sdn. Bhd. (“CytoMed Malaysia”) amounting approximately MYR7.5 million. As a result of this capital injection, the effective equity interest held in CytoMed Malaysia remains at 100%.

On December 12, 2025, the Company issued and allotted 140,000 ordinary shares in its subsidiary, LongevityBank amounting to S$700,000 to a third party and a related party. As a result of this capital injection, the effective equity interest held in LongevityBank diluted from 90% to 77% whereas effective equity interest held in Puricell Lab further diluted from 86% to 73%.

These activities do not result in loss of control which are accounted for as transactions with owners in their capacity as owners. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative ownership. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

Non-controlling interests (“NCI”)

The following table illustrates the summarized financial information of the Group’s material NCI (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the subsidiaries, if any.

	2023	2024	2025
	S$	S$	S$

Revenue	-	69,501	324,387
Loss before tax	-	(96,735)	(158,832)
Income tax expenses	-	-	-
Loss after tax	-	(96,735)	(158,832)
Loss allocated to NCI	-	(5,163)	(15,879)
Other comprehensive gain allocated to NCI	-	-	-
Total comprehensive loss allocated to NCI	-	(5,163)	(15,879)

Cash flows generated from operating activities	-	32,697	306,016
Cash flows used in investing activities	-	(808,924)	(455,463)
Cash flows generated from financing activities	-	849,938	700,000
Net cash inflows	-	73,711	550,553

	2023	2024	2025
	S$	S$	S$

Current assets	-	141,490	827,839
Non-current assets	-	811,158	1,226,368
Current liabilities	-	(174,894)	(656,069)
Non-current liabilities	-	(31,290)	(52,582)
Net (liabilities)/assets	-	746,464	1,345,556

Accumulated NCI	-	77,749	309,221
Less: fair value adjustments	-	-	-
Adjusted accumulated NCI	-	77,749	309,221

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025